Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended											24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000032051
Account Value [Line Items]
Line Graph and Table Measure Name		12/25	12/24	12/23	12/22	12/21	12/20	12/19	12/18	12/17	12/16	12/15
C000052080
Account Value [Line Items]
Line Graph and Table Measure Name		12/25	12/24	12/23	12/22	12/21	12/20	12/19	12/18	12/17	12/16	12/15
NASDAQ Composite Index
Account Value [Line Items]
Accumulated Value	$ 10,000										$ 10,887		$ 14,113	$ 13,712	$ 18,744	$ 27,164	$ 33,188	$ 22,390	$ 32,385	$ 41,962	$ 50,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000										11,196		13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
WilderHill Clean Energy Index
Account Value [Line Items]
Accumulated Value	10,000										7,801		10,868	9,284	14,791	44,931	31,357	16,897	13,106	8,948	13,690
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000										$ 11,196		$ 13,640	$ 13,042	$ 17,149	$ 20,304	$ 26,132	$ 21,399	$ 27,025	$ 33,786	$ 39,827